FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
NOTE 6 – FINANCIAL INSTRUMENTS

Fair Values of Financial Instruments

The carrying values of the Company's cash and cash equivalents and trade receivables and payables approximated their fair values due to their short maturity.

Carrying values and fair values of the Company's debt at December 31, 2011, all of which was fixed-rate, were as follows (amounts in thousands):

	Carrying value	Fair value

5% and 7.875% Senior Notes	$895,905	$1,008,514
Government-guaranteed Title XI Notes	238,453	257,185
	$1,134,358	$1,265,699

Concentrations of Credit Risk

Rowan invests its excess cash primarily in time deposits and high-quality money market accounts at several large commercial banks with strong credit ratings, and therefore believes that its risk of loss is minimal.

The Company's customers largely consist of international oil and gas exploration companies and foreign national oil companies.  Rowan routinely evaluates the credit quality of potential customers.  In 2011, one customer accounted for 29% of consolidated revenues, another customer accounted for 21% and another accounted for 11% of consolidated revenues.  In 2010, four customers accounted for 20%, 15%, 11% and 10% of consolidated revenues, respectively.  In 2009, one customer accounted for 32% of consolidated revenues, and another customer accounted for 10% of consolidated revenues.  The Company maintains reserves for credit losses and actual losses have been within management's expectations.